Deferred tax - Deferred tax assets have not been recognized (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	¥ 920,192
Deductible temporary differences	60,763
Deferred tax assets have not been recognized	¥ 980,955
Predecessor
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		¥ 631,930
Deductible temporary differences		89,846
Deferred tax assets have not been recognized		¥ 721,776